Note 6 - Equity Financings (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 31, 2015	Sep. 30, 2015	May 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Proceeds from Issuance or Sale of Equity					$ 2,463,000
Stock Issued During Period, Shares, New Issues	200,000
Stock Issued During Period, Shares, Warrants Exchanged			21,277,220
Class of Warrant or Right, Exchanged During Period, Exercise Price			$ 0.58
Acuitas, Shamus, and Steve Gorlin [Member]
Proceeds from Issuance or Sale of Equity	$ 2,000,000
Stock Issued During Period, Shares, New Issues	6,700,000
Shares Issued, Price Per Share	$ 0.30
Acuitas [Member]
Proceeds from Issuance or Sale of Equity		$ 463,000			$ 2,100,000
Stock Issued During Period, Shares, New Issues					6,953,334
Acuitas [Member] | September Offering [Member]
Proceeds from Issuance or Sale of Equity		$ 463,000
Stock Issued During Period, Shares, New Issues		1,500,000